SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /   /
                                                                ---


           Pre-Effective Amendment No.                         /   /
           Post-Effective Amendment No.  1                     / X /
                                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT        /   /
OF 1940

           Amendment No.   2                                   / X /
                         -------                                ---


                        (Check appropriate box or boxes.)

ALPHA ANALYTICS INVESTMENT TRUST - FILE NOS. 333-65407 AND 811-9039
--------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)


1901 AVENUE OF THE STARS, SUITE 1100, LOS ANGELES, CA 90067
-----------------------------------------------------------
(Address of Principal Executive Offices)         (Zip Code)


Registrant's Telephone Number, including Area Code:   (310) 556-4660
                                                      ---------------

ROBERT E. GIPSON, ALPHA ANALYTICS INVESTMENT TRUST, 1901 AVENUE OF THE STARS,
                       SUITE 1100, LOS ANGELES, CA 90067
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering: December 23, 1998.


It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        ALPHA ANALYTICS INVESTMENT TRUST



PROSPECTUS DATED DECEMBER __, 1999

ALPHA ANALYTICS VALUE FUND
ALPHA ANALYTICS SMALL CAP QUANT FUND
ALPHA ANALYTICS DIGITAL FUTURE FUND



                      1901 Avenue of the Stars, Suite 1100
                              Los Angeles, CA 90067

                                 For Information
                       Shareholder Services and Requests:
                      Toll Free: 877-ALPHA40 (877) 257-4240



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ALPHA ANALYTICS VALUE FUND

INVESTMENT OBJECTIVE
The investment objective of the Value Fund is long term capital appreciation.

PRINCIPAL STRATEGIES
The Fund pursues a value philosophy, investing in stocks of quality companies that are attractively priced relative to the market. The Fund invests primarily in common stocks of well established, relatively large U.S. companies (those with a market capitalization above $1 billion). The Fund's sub-adviser looks for financially strong companies:

-     Experiencing positive developments that the market has not yet recognized
-     Selling at historically low prices
-     Having seasoned management
-     Enjoying product or market advantages

SOCIAL LIMITATIONS ON COMPANIES INVESTED IN
The Fund will not invest in companies

- that obtain more than 4% of their gross revenues from the manufacture of tobacco products, or

- companies that own directly more than a 4% interest in or operate nuclear power plants or derive more than 4% of gross revenues from sales to the nuclear power industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

- MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

- VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

- The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?
The Fund may be suitable for:
-     Long-term investors seeking a fund with a value investment strategy
-     Investors willing to accept price fluctuations in their investment
- Investors who can tolerate the risks associated with common stock investments

HOW THE FUND HAS PERFORMED
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The past performance information that would otherwise appear in this prospectus has been omitted because the Fund is recently organized and has a limited performance history.

ALPHA ANALYTICS SMALL CAP QUANT FUND

INVESTMENT OBJECTIVE
The investment objective of the Quant Fund is long term capital appreciation.

PRINCIPAL STRATEGIES
The Fund invests in stocks of companies which have quantitative characteristics, which the Fund's adviser believes are associated with growth in market price of the company's stock. The Fund's adviser uses a proprietary computer-driven investment model developed by the Fund's portfolio manager to evaluate stocks based on value and momentum indicators, which include: o Long term earnings growth o Short term earnings growth o Short term price appreciation o Sales, earnings and other value indicators

SOCIAL LIMITATIONS ON COMPANIES INVESTED IN
The Fund will not invest in companies
- that obtain more than 4% of their gross revenues from the manufacture of tobacco products, or
- companies that own directly more than a 4% interest in or operate nuclear power plants or derive more than 4% of gross revenues from sales to the nuclear power industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- SMALL COMPANY RISK. The risks associated with investing in smaller companies include:
- The earnings and prospects of smaller companies are more volatile than larger companies.
- Smaller companies may experience higher failure rates than do larger companies.
- The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
- Smaller companies may have limited markets, product lines or financial resources and may lack management depth.

- COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

- MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

- VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

- The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?
  The Fund may be a suitable investment for:
- Long term investors seeking a Fund with exposure to smaller capitalization stocks
- Investors willing to accept the greater market price fluctuations of smaller companies
- Investors who can tolerate the greater risks associated with common stock investments

HOW THE FUND HAS PERFORMED
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The past performance information that would otherwise appear in this prospectus has been omitted because the Fund is recently organized and has a limited performance history.

ALPHA ANALYTICS DIGITAL FUTURE FUND

INVESTMENT OBJECTIVE
The investment objective of the Digital Future Fund is long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests in stocks of information technology companies. This industry sector includes any company involved in creating, using, processing, storing, and transmitting digital information. This includes, but is not limited to, the following industries: telecommunications, software, semiconductors, networking equipment, Internet services and Internet content providers. Thus the information technology industry sector can potentially include any company benefiting from the unfolding digital communications revolution.

The Fund's advisor looks for companies that have some or all of the following characteristics:
- Have a vision of the future, and the management and resources to accomplish it
-     Have a demonstrated track record
-     Have a good business model
- Are developing or have acquired significant new technologies, or are using technologies in innovative ways

In addition the Fund's advisor uses a proprietary computer-driven investment model developed by Alpha Analytics Investment Group to evaluate stocks in the information technology sector, and to rank them in expected order of future price appreciation. This model includes quantitative characteristics such as:
-     Earnings growth
-     Sales growth
-     Recent and long term price appreciation
-     Price/Earnings and other characteristics

The Fund will purchase companies that score well in both the fundamental analysis and quantitative screens.

SOCIAL LIMITATIONS ON COMPANIES INVESTED IN
The Fund will not invest in companies
- that obtain more than 4% of their gross revenues from the manufacture of tobacco products, or
- companies that own directly more than a 4% interest in or operate nuclear power plants or derive more than 4% of gross revenues from sales to the nuclear power industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- SMALL COMPANY RISK. Some of the companies the Fund will invest in are small companies. The risks associated with investing in smaller companies include:
- The earnings and prospects of smaller companies are more volatile than larger companies.
- Smaller companies may experience higher failure rates than do larger companies.

- The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. o Smaller companies may have limited markets, product lines or financial resources and may lack management depth.

- COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

- MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

- VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

- HIGH VOLATILITY. Many of the companies the Fund will invest in are classified as aggressive growth stocks. These stocks experience much higher volatility than the market as a whole.

- The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?
 The Fund may be suitable for:
- Long-term investors seeking a fund with an aggressive growth investment strategy focusing on information technology stocks
-     Investors willing to accept price fluctuations in their investment
- Investors who can tolerate the risks associated with common stock investments
- Investors willing to accept the greater market price fluctuations of smaller companies and technology companies


HOW THE FUND HAS PERFORMED
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The past performance information that would otherwise appear in this prospectus has been omitted because the Fund is recently organized and has a limited performance history.

                        COSTS OF INVESTING IN THE FUNDS
The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.



----------------------------------------------------- -------------------------- ------------------------- ------------------------
                                                           Alpha Analytics           Alpha Analytics         Digital Future Fund
                                                              Value Fund           Small Cap Quant Fund
----------------------------------------------------- -------------------------- ------------------------- ------------------------
Shareholder Transaction Fees (fees paid directly
from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                None                       None                     None
Maximum  Sales Charge  (Load)  Imposed on Reinvested            None                       None                     None
Dividends
Maximum Deferred Sales Charge  (Load)                           None                       None                     None
Redemption Fees                                                 2.00%                     2.00%                     2.00%
  (as a % of the amount redeemed)(1)
Exchange Fees                                                   None                       None                     None
Other Expenses(2)                                               None                       None                     None

Annual Fund  Operating  Expense  (expenses  that are
deducted from Fund assets)
Management Fees                                                 1.50%                     1.50%                     1.50%
Distribution (12b-1) Fees                                       None                       None                     None
Other Expenses(3)                                               0.00%                     0.00%                     0.00%
Total Fund Operating Expenses                                   1.50%                     1.50%                     1.50%
Annual Fee Waiver(4)                                             .20%                      .20%                      .20%
Net Expenses                                                    1.30%                     1.30%                     1.30%
----------------------------------------------------- -------------------------- ------------------------- ------------------------

(1) Each Fund charges a redemption fee of 2% on shares redeemed less than 90 days, and 1% on shares redeemed between 91 and 364 days, from the date of purchase. This redemption fee does not go to the Fund's adviser, but to the Fund itself for the benefit of the remaining shareholders. This helps defray the transaction costs and other adverse impacts of short term investment on the Fund's performance.
(2) A processing fee will be deducted from any wire sales proceeds and paid to the Fund's custodian.
(3) Each Fund's total operating expenses are equal to the management fee paid to the adviser because the adviser pays all of the Fund's operating expenses (except as described below). Through November 30, 2000, the adviser has agreed to waive 0.20% of average net assets from its fees so that the management fee of each Fund will be 1.30% of average daily net assets. Without fee waiver, the management fee of each Fund would be 1.50% of average daily net assets.



                                      -8-





(4) Through November 30, 2000, the adviser has agreed to pay the fees and expenses of the trustees who are not "interested persons" as defined by the Investment Company Act.



EXPENSE EXAMPLE
           The example below is intended to help you compare the cost of investing in the Alpha Analytic Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                           ------       -------       -------        --------
Value Fund
Small Cap Quant Fund
Digital Future Fund


HOW TO BUY, SELL OR EXCHANGE SHARES IN THE ALPHA ANALYTICS FUNDS

The Funds and their transfer agent, American Data Services can be contacted at the same mailing address and telephone numbers. If you need additional information on how to buy, sell or exchange shares in the Fund, please contact:

Mail:                                                          Phone:
           Alpha Analytics Funds                               877-257-4240
           c/o American Data Services, Inc.
           Hauppauge Corporate Center
           150 Motor Parkway
           Hauppauge, New York 11788-0132

                                HOW TO BUY SHARES

INITIAL PURCHASE. The minimum initial investment for each Fund is $5,000 ($2,000 for an IRA or other tax sheltered retirement plan). The minimum subsequent investment is $250. These minimums may be waived or reduced by the Funds' adviser for accounts participating in an automatic investment program, or for other reasons. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from a Fund will not incur charges on purchases or redemptions, except as described below under "How To Redeem Shares - Redemption Fee".

BY MAIL. You may make a direct initial investment by following these steps:
- Complete and sign the investment application form which accompanies this prospectus (subject to the minimum amounts);
-     Draft a check made payable to the appropriate fund;
- Mail the application, check and any letter of instruction to the Fund's transfer agent at the P. O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

Mail:   Alpha Analytics Funds            Overnight: Alpha Analytics Funds
        American Data Services, Inc.                American Data Services, Inc.
        P.O. Box 5536                               Hauppauge Corporate Center
        Hauppauge, New York 11788-0132              150 Motor Parkway
                                                    Hauppauge,
                                                    New York11788-5108

Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

       BY WIRE. You may purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund's transfer agent at 877-257-4240 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring you investment:

    Firstar Bank, N.A. Cinti/Trust    for:  ALPHA ANALYTICS VALUE FUND
                                            ABA #0420-0001-3
                                            D.D.A.#488-922-568
    Attn: Mutual Fund                       ALPHA ANALYTICS SMALL CAP
    Account Name        ___________         QUANT FUND
    (write in shareholder name)             D.D.A. #488-922-477
    For the Account #___________            ALPHA ANALYTICS DIGITAL FUTURE FUND
    (write in account number)                  D.D.A. #

You must mail a completed application to the transfer agent after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

ADDITIONAL INVESTMENTS
You may purchase additional shares of a Fund at any time [(minimum of $100, $250,)] by mail, wire, or automatic investment. Each additional purchase request must contain:
-     Your Name;
-     Name of your account(s);
-     Account number(s);
-     Name of the Fund(s) in which you wish to invest.

Checks should be made payable to the appropriate Fund and sent to the addresses listed above. A bank wire should be sent as outlined above. ACH (Automatic Clearing House) transactions should be established in advance by contacting the Transfer Agent.

AUTOMATIC INVESTMENT OPTION
You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly or bimonthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may [change the amount of you monthly purchase] or terminate this automatic investment program at any time

TAX SHELTERED RETIREMENT PLANS
Since each Fund is oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including:
-     Individual retirement plans (IRAs);
-     Simplified employee pensions (SEPs);
-     SIMPLE plans;
-     401(k) plans;
-     Qualified corporate pension and profit sharing plans (for employees);
- Tax deferred investment plans (for employees of public school systems and certain types of charitable organizations);
-     Other qualified retirement plans.

You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION
The Funds may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                               HOW TO SELL SHARES

You may sell shares in a Fund by mail or telephone. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. You may receive the proceeds from the sale in the form of a check or federal wire transfer.

For sales in excess of $50,000, the Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of any Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization.

BY MAIL. Your request for a sale should be addressed to the Alpha Analytics Funds and must include:
-     Your letter of instruction;
-     The Fund name;
-     Account number(s);
-     Account name(s);
-     The dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for withdrawal.

BY TELEPHONE. Telephone redemption privileges are automatically available to all shareholders. You may sell shares on any business day the New York Stock Exchange is open by calling the Funds' transfer agent at 877-257-4240 before 4:00 p.m. Eastern Time. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder's direction to the designated account. The minimum amount that may be wired is $1,000. Wire charges of $10 will be deducted from sales proceeds.

By using the telephone redemption and exchange privileges, a shareholder authorizes the Funds to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, the shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the transfer agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

EARLY REDEMPTION FEE. If you are selling shares held less than 90 days, the Fund may deduct a 2% redemption fee. If you are selling shares held less than 365 days, the Fund may deduct a 1% redemption fee. This redemption fee does not go to the Fund Adviser, but to the Fund itself for the benefit of the remaining shareholders. This helps defray the transaction costs and other adverse impacts of short term investment on the Fund's performance.

A redemption fee will not be charged when shares of a Fund are exchanged for another Alpha Analytics Investment Trust mutual fund; however, the one-year holding period of the exchanged shares will be calculated from the exchange date. Solely for purposes of calculating the one-year holding period, each Fund uses the "first-in, first out" (FIFO) method. That is, the date of any redemption or exchange will be compared to the earliest purchase date. If this holding period is less than one year, the applicable fee will be assessed. The fee will be prorated if a portion of the shares being redeemed or exchanged has been held for more than one year, or the shares are subject to more than one fee level. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

ADDITIONAL INFORMATION. If you are not certain of the requirements for redemption please call the Funds' transfer agent at 877-257-4240. Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier's or government check, the sales proceeds will not be paid until your investment has cleared the bank, which normally may take up to 15 calendar days. Exchanges into another Fund are, however, permitted without the ten day waiting period. If the Fund has not yet collected payment for the shares you are selling, it may delay sending proceeds for up to eight business days or until it has collected payment.

When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (for example, during times of unusual market activity), consider sending your order by express mail to the Funds.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may ask you to increase your balance if your account falls below $5,000. If it is still below $5,000 after 30 days, each Fund may close your account and send you the proceeds. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period.

Your shares are subject to a sale at any time if the Board of Trustees determines in its sole discretion that failure to sell may have materially adverse consequences to all or any of the shareholders of the Trust or any Fund of the Trust.




                                      -13

                             HOW TO EXCHANGE SHARES

As a shareholder in any Fund, you may exchange shares valued at $1,000 or more for shares of any other Alpha Analytics Funds. You may make an exchange by telephone or by written request.

You may call the Funds' transfer agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the transfer agent.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

                               THE PRICE OF SHARES

The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

Requests to purchase, sell and exchange shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of long-term capital gains.

TAXES. In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long term capital gain distribution.

After the close of the calendar year, each Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

Alpha Analytics Investment Group, LLC, 1901 Avenue of the Stars, Suite 1100, Los Angeles, CA 90067 serves as investment adviser to each Fund. The Adviser was established in July 1998 and is controlled by Robert E. Gipson. Mr. Gipson is an attorney (of counsel at Gipson, Hoffman & Pancione), an officer of Corporate Management Group, Inc. (a business and financial consulting company) and serves as an officer or director of various public and non-public companies.

John M. Gipson, Vice President of the Funds' Adviser, is primarily responsible for the day-to-day management of the Small Cap Quant Fund's portfolio. Mr. Gipson received his Ph.D. in theoretical physics from Yale University in 1982. He subsequently pursued a career in science. From January 1992 through January 1999 he worked as the senior scientist for NVI, Inc. at NASA's Goddard Spaceflight Center. Mr. Gipson joined the Adviser part time at its formation in 1998. He began working full time for Alpha Analytics Investment Group, LLC in February 1999. A committee of the Adviser is primarily responsible for the day-to-day management of the Digital Future Fund's portfolio.

The Adviser has entered into a Sub-Advisory Agreement with Cambiar Investors, Inc., 8400 East Prentice Avenue, Suite 460, Englewood, CO 80111 ("Cambiar") to serve as the sub-adviser of the Value Fund. Cambiar, a Colorado corporation, was formed in 1973. It is a wholly-owned subsidiary of United Asset Management Corporation, a holding company established in 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Cambiar provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of June 30, 1998, Cambiar had over $2.5 billion in assets under management. A committee at Cambiar makes the investment decisions of the Value Fund, which is primarily responsible for the day-to-day management of the Value Fund's portfolio. The Adviser has agreed to pay Cambiar a sub-advisory fee equal to an annual average rate of 0.50% of the average daily net assets of the Value Fund.

Each Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of the Fund's average daily net assets. Through November 30, 2000, the Adviser has agreed to waive a portion of its fees so that the total expenses of each Fund will be 1.30% of average daily net assets.

               HISTORICAL PERFORMANCE OF SUB-ADVISER TO VALUE FUND

The sub-adviser to the Value Fund manages separate accounts that have the same investment objectives as the Value Fund. The sub-adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used in managing the Value Fund. A composite of the performance of these separate accounts is listed below. The performance data for the managed accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the Value Fund. If the performance of the managed accounts were adjusted to reflect fees and expenses of the Value Fund, the composite's performance would have been lower.

The sub-adviser calculated its performance using standards different than the SEC method. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate accounts is not intended to predict or suggest the performance of the Value Fund.


-----------------------------------------------------------------------------------------------------
Calendar Year Ended                                           Cambiar                S&P 500 Index
-----------------------------------------------------------------------------------------------------
1975                                                           34.80%                       37.20%
1976                                                           32.40%                       23.80%
1977                                                           14.40%                      (7.20)%
1978                                                           22.50%                        6.60%
1979                                                           24.00%                       18.40%
1980                                                           25.50%                       32.40%
1981                                                            9.80%                      (4.90)%
1982                                                           33.30%                       21.60%
1983                                                           22.60%                       22.40%
1984                                                            2.90%                        6.10%
1985                                                           29.30%                       31.57%
1986                                                           23.67%                       18.21%
1987                                                            6.10%                        5.17%
1988                                                           17.11%                       16.50%
1989                                                           23.23%                       31.43%
1990                                                            2.83%                      (3.19)%
1991                                                           31.51%                       30.55%
1992                                                            9.56%                        7.68%
1993                                                           13.66%                       10.00%
1994                                                            1.00%                        1.33%
1995                                                           33.54%                       37.50%
1996                                                           23.92%                       23.25%
1997                                                           33.69%                       33.36%
1998                                                           13.57%                       28.58%


                                      -16-



----------------------------------------------------------------------------------------------------
                             Summary of Performance
----------------------------------------------------------------------------------------------------
                                                              Cambiar                 S&P 500 Index
Cumulative (1/1/75-12/31/98)                                   7520%                        4359%
1-year period ended 12/31/98 (average annual)                  13.57%                       28.58%
5-year period ended 12/31/98 (average annual)                  20.47%                       24.80%
10-year period ended 12/31/98 (average annual)                 18.07%                       20.00%
24-Year average annual return (1/1/75-12/31/98)                21.65%                       17.84%
Value of $1 invested during (1/1/75-12/31/98)                 $75.20                       $43.59
----------------------------------------------------------------------------------------------------

Notes:
1. The annualized return is calculated from monthly data, allowing for compounding. This method of calculating returns is different than the SEC Standard, which may produce different results.
2. The cumulative return means that $1 invested in the account on January 1, 1975 had grown to $75.20 by December 31, 1998.
3. The 24-year mean is the arithmetic average of the annual returns for the calendar years listed.
4. The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of securities similar to those invested in by the sub-adviser for the purpose of the composite performance numbers set forth above.
5. During the period shown (1/1/75-12/31/98), fees on the sub-adviser's individual accounts ranged from 0.25% to 2.0% (25 basis points to 200 basis points). The sub-adviser's returns presented above are net of the maximum fee of 2.0%. Net returns to investors vary depending on the management fee.

[UPDATE]
                          INFORMATION ABOUT INVESTMENTS

In addition to its principal investment strategies, each Fund's portfolio may use the investment strategies described below. It may also employ investment practices that this prospectus does not describe, such as investing in other equity securities, foreign securities, futures and options, short sales, repurchase agreements, when-issued and delayed delivery securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the Funds' Statement of Additional Information
(SAI).

AMERICAN DEPOSITARY RECEIPTS. Each Fund may invest up to 25% of its assets in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies.

GENERAL
The investment objective of any Fund may be changed without shareholder approval.

From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objectives.

                                 YEAR 2000 ISSUE

           Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' adviser or the Funds' various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

           The Funds' adviser has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the Funds' adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                              FINANCIAL STATEMENTS

           The following table is intended to help you better understand financial performance of the Value Fund and the Small Cap Quant Fund since their inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the financial statements of the Value Fund and the Small Cap Quant Fund, are included in the Funds' annual report, which is available upon request.

For a fund share outstanding throughout the period January 1, 1999 (Commencement of operations) to July 31, 1999.

                                                                              Value Fund           Small Cap Quant Fund
                                                                              ----------           --------------------
Net asset value, beginning of period                                            $10.00                    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                                                             0.01                     (0.04)
Net realized and unrealized gain on investments                                   1.91                     (1.10)
TOTAL FROM INVESTMENT OPERATIONS                                                  1.92                     (1.14)

LESS DISTRIBUTIONS
Dividends from net investment income                                              0.00                      0.00
Distribution from realized gains from security transactions                       0.00                      0.00
TOTAL DISTRIBUTIONS                                                               0.00                      0.00

NET ASSET VALUE, END OF PERIOD                                                  $11.92                    $ 8.86

Total return*                                                                    19.20%                   (11.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (in 000's)                                              2,385                       994
Ratio of expenses to average net assets, before reimbursement                     2.45%**                   3.23%**
Ratio of expenses to average net assets, net of reimbursement                      1.3%**                    1.3%**
Ratio of net investment income (loss) to average net assets before               (1.03)%**                 (2.80)%**
Reimbursement
Ratio of net investment income to average net assets, net of                      0.12%**                  (0.87)%**
Reimbursement
Portfolio turnover rate                                                          32.98%                     3.90%

*  Based on net asset value per share
** Ratios for this period off operations are annualized

INVESTMENT ADVISER                    INVESTMENT SUB-ADVISER (TO THE VALUE FUND)
Alpha Analytics Investment Group, LLC Cambiar Investors, Inc.
Corporate Management Group, Inc.      8400 East Prentice Avenue, Suite 460
1901 Avenue of the Stars, Suite 1100  Englewood, CO 80111
Los Angeles, CA 90067

LEGAL COUNSEL                         ADMINISTRATOR
Brown, Cummins & Brown Co., L.P.A.    American Data Services, Inc.
3500 Carew Tower, 441 Vine Street     150 Motor Parkway
Cincinnati, OH 45202                  Hauppauge, New York 11788-5108

CUSTODIAN                             DISTRIBUTOR
Firstar Bank, N.A.                    ADS Distributors, Inc.
425 Walnut Street, M.L. 6118          150 Motor Parkway
Cincinnati, Ohio 45202                Hauppauge, New York 11788-5108

TRANSFER AGENT (ALL PURCHASES AND     INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)              McCurdy & Associates, CPA's
American Data Services, Inc.          27955 Clemens Road
P.O. Box 5536                         Westlake, Ohio 44145
Hauppauge, New York 11788-0132

[BACK COVER PAGE]


       Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

           Call the Funds toll free at 877-257-4240 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

           You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at HTTP.//WWW.SEC.GOV, and copies of this information may be obtained by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.




                          Investment Company Act # [ ]

                        ALPHA ANALYTICS INVESTMENT TRUST
                           ALPHA ANALYTICS VALUE FUND
                      ALPHA ANALYTICS SMALL CAP QUANT FUND

                     A. Alpha Analytics Digital Future Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                December 30, 1999

           This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Alpha Analytics Value Fund, Alpha Analytics Small Cap Quant Fund and Alpha Analytics Digital Future Fund dated December 30, 1999. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended June 30 1999 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at American Data Services, Inc., at P.O. Box 5536, Hauppauge, New York 11788-0132, or by calling 1-877-257-4240.


                                TABLE OF CONTENTS
                                -----------------
                                                                         PAGE
                                                                         ----


DESCRIPTION OF THE TRUST AND FUNDS..........................................1


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................1

INVESTMENT LIMITATIONS......................................................5

INVESTMENT ADVISORY ARRANGEMENTS............................................8

TRUSTEES AND OFFICERS.......................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................9

DETERMINATION OF SHARE PRICE...............................................10

INVESTMENT PERFORMANCE.....................................................11

CUSTODIAN..................................................................12

TRANSFER AGENT.............................................................12

ACCOUNTANTS................................................................12

DISTRIBUTOR................................................................12

DESCRIPTION OF THE TRUST AND FUND

           Alpha Analytics Value Fund (the "Value Fund"), Alpha Analytics Small Cap Quant Fund (the "Small Cap Quant Fund") and Alpha Analytics Digital Future Fund ( the "Digital Future Fund") (each a "Fund" or collectively, the "Funds") were organized as series of Alpha Analytics Investment Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 18, 1998 (the "Trust Agreement") and has no prior history. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

           The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

       Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

       As of ____, 1999 the following persons may be deemed to have beneficially owned five percent (5%) of more of the Fund: [________].

       [As of ____, 1999, the officers and trustees as a group benefically owned less than 1% of the Fund.]

           For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds'

Prospectus. For a description of the methods used to determine the share price and value of a Fund's assets, see "Price of Shares" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use (see the Prospectus, "Information About Investments").

         A. FOREIGN SECURITIES. Each Fund may invest up to 25% of its assets in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Small Cap Quant Fund and the Digital Future Fund may also purchase the equity securities of Canadian companies listed on Canadian exchanges. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. EQUITY SECURITIES. Equity securities include common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

         C. OPTION TRANSACTIONS. Each of the Small Cap Quant Fund and the Digital Future Fund may invest up to 5% of its net assets in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which a Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to indeterminate liability. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When a Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if a Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         D. FUTURES CONTRACTS. Each of the Small Cap Quant Fund and the Digital Future Fund may invest up to 5% of its net assets in futures contracts. When the Small Cap Quant Fund or the Digital Future Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Successful use of futures contracts will depend on the Adviser's ability to predict the future direction of stock prices or interest rates and incorrect predictions by the Adviser may have an adverse effect on the Funds. In this regard, it should be noted that the skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.

         E. BORROWING. Each Fund may borrow up to one third of the value of its total assets as a temporary measure for extraordinary or emergency purposes (including to meet redemption requests). Because the Funds' investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Funds' net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. No Fund will purchase any securities while borrowings representing more than 5% of its assets are outstanding.


         F. WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may engage in these types of purchases in order to buy securities that fit within its investment objective at attractive prices, not to increase its investment leverage.

         G. REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         H. SHORT SALES. Both the Small Cap Quant Fund and the Digital Future Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a profit if the security declines in price between those dates.

         In connection with their short sales, the Small Cap Quant Fund and the Digital Future Fund will each be required to maintain a segregated account with the Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Each Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.


INVESTMENT LIMITATIONS



         FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. BORROWING MONEY. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. SENIOR SECURITIES. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. UNDERWRITING. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. REAL ESTATE. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. COMMODITIES. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. LOANS. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.


         7. CONCENTRATION. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. PLEDGING. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.


         2. BORROWING. No Fund will purchase any security while borrowings representing more than 5% of its total assets are --------- outstanding.

         3. MARGIN PURCHASES. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.


         4. SHORT SALES. The Alpha Analytics Value Fund will not effect short sales of securities.

         5. OPTIONS. The Alpha Analytics Value Fund will not purchase or sell puts, calls, options or straddles.


         6. ILLIQUID INVESTMENTS. No Fund will invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. LOANS OF PORTFOLIO SECURITIES. No Fund will make loans of portfolio securities (the Funds have no current intention to loan portfolio securities).


INVESTMENT ADVISORY ARRANGEMENTS

         INVESTMENT ADVISER. The investment adviser to each Fund is Alpha Analytics Investment Group LLC, 1901 Avenue of the Stars, Suite 1100, Los Angeles, CA 90067 (the "Adviser"). Robert E. Gipson, is a Trustee and the President of the Trust. He is also the President and managing member of the Adviser and, as such, controls the Adviser. As a result, he is an affiliate of the Trust and the Adviser.


         Under the terms of each Fund's management agreement (each an "Agreement" or collectively the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period _____, 1998 (commencement of operations) through

_____, 1999, the Value Fund paid advisory fees of $_____ and the Small Cap Quant Fund paid advisory fees of $______.


         The Adviser retains the right to use the name "Alpha Analytics" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Alpha Analytics" in connection with each Fund automatically ceases ninety days after termination of the respective Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on any Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         SUB-ADVISER. Cambiar Investors, Inc., ("Cambiar") is the Sub-adviser to the Value Fund. Cambiar is a wholly-owned subsidiary of United Asset Management Corporation, a holding company. Under the terms of the Sub-Advisory Agreement, the Sub-adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

         Subject always to the control of the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Value Fund. The Sub-Adviser must use its best judgement to make investment decisions on behalf of the Value Fund, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies of the Value Fund and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-Adviser maintains books and records with respect to the securities transactions of the Value Fund and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under this Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Value Fund.

TRUSTEES AND OFFICERS





         The Board of Trustees supervises the business activities of the Trust.
The names of the Trustees and executive officers of the Trust are shown below.
Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ============== ================================================================================
          NAME, AGE AND ADDRESS      POSITION                     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
==================================== ============== ================================================================================

Robert E. Gipson*                    President and      Vice President of Sundance Group, Inc., a holding company, from 1993 to
Age:  53                             Trustee            present; Chairman of National Mercantile Bancorp from June 1997 to present;
1901 Avenue of the Stars                                Director of National Mercantile Bancorp from October 1996 to present; Of
Suite 1100                                              Counsel at Gipson, Hoffman & Pancione from July 1997 to present; Officer at
Los Angeles, CA 90067                                   Gipson, Hoffman & Pancione from December 1983 to July 1997; Owner/Officer of Corporate Management Group, Inc., a business and financial consulting company, from August 1988 to present.
==================================== ============== ================================================================================
Jack P. McNally*                     Secretary,         Vice President of Corporate Management Group, Inc. from 1989 to present.
Age:  44                             Treasurer and
1901 Avenue of the Stars             Trustee
Suite 1100
Los Angeles, CA  90067
==================================== ============== ================================================================================
Donald J. Alschuler                  Trustee            Partner of Donlyn Company, a private investment company, from 1962 to
Age: 64                                                 present; Vice President of Lyndon Distribution Services, Inc., a warehousing
13104 Nimrod Place                                      and distribution company, from 1988 to 1998; Chairman of Wisdom, Inc., a
Los Angeles, CA 90049                                   business advisory services company, from 1991 to present; President of
                                                        Modern Service Office Supply Co., Inc., an office products marketer and distributor, from 1963 to 1993.


==================================== ============== ================================================================================
Michelle M. Schoeffel                 Trustee           Chief Executive Officer and Chairwoman of Pacific American Securities, a
Age:  39                                                broker/dealer, from January 1998 to present;  Vice President of Mellon
550 South Hope Street                                   Private Asset Management from November 1993 to April 1997.
Suite 1025
Los Angeles, CA  90071
==================================== ============== ================================================================================
Felice R. Cutler                      Trustee           Partner at the Law Offices of Cutler & Cutler from 1966 to 1998; Director of
Age:  62                                                Aegis Consumer Funding Group, Inc., a consumer finance company, from 1996 to
813 Greenway Drive                                      1998; Trustee of Astra Institutional Securities Trust and Astra
Beverly Hills, CA  90210                                Institutional Trust from 1995 to 1997; Director and Trustee of Pilgrim Group
                                                        Family of Funds from 1986 to 1995.
==================================== ============== ================================================================================


         Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The following table sets forth the Trustees' compensation for the first fiscal period of the Trust ended July 31, 1999.




=================================== =======================================
                                              TOTAL COMPENSATION
                                           FROM TRUST (THE TRUST IS
                  NAME                      NOT IN A FUND COMPLEX)
=================================== =======================================
Robert E. Gipson                                      $0
=================================== =======================================
Jack P. McNally                                       $0
=================================== =======================================
Donald J. Alschuler                                 $____
=================================== =======================================
Michelle M. Schoeffel                               $____
=================================== =======================================
Felice R. Cutler                                    $_____
=================================== =======================================






PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio - 10 transactions.


         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period ____, 1998 (commencement of operations) through _______, 1999, the Value Fund paid brokerage commissions of $________ and the Small Cap Quant Fund paid brokerage commissions of $_____.


DETERMINATION OF SHARE PRICE


         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Price of Shares" in the Prospectus.


INVESTMENT PERFORMANCE


         Each Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                   P(1+T)n=ERV

     Where:    P  =     a hypothetical $1,000 initial investment
                  T     =    average annual total return
                  n     =    number of years
                  ERV        = ending redeemable value at
                             the end of the applicable
                             period of the hypothetical
                             $1,000 investment made at
                             the beginning of the
                             applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Funds may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Funds' shares) as of the end of a specified period.


         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period ________, 1998 (commencement of operations) through ________, 1999, the Value Fund's average annual total return was ___% and the Small Cap Quant Fund's average annual total return was __%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT

         American Data Services, Inc. ("ADS"), P.O. Box 5536, Hauppauge, New York 11788-0132, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS, in its capacity as Fund Administrator, provides the Funds with certain monthly reports, record-keeping and other management-related services. [Insert description of the fees paid by the Adviser on behalf of the Funds for these administrative services]. For the period ______, 1998 (commencement of operations) through ____, 1999, the Adviser paid fees of $____ on behalf of the Value Fund, and $___ on behalf of the Small Cap Quant Fund, to ADS for these services.


ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending July 31, 2000. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         ADS Distributors, Inc. (the "Distributor"), P.O. Box 5536, Hauppauge, New York 11788-0132, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is an affiliated company of ADS, the Funds' transfer agent.


FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the statement of additional information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended July 31, 1999. The Trust will provide the Annual Report without charge by calling the Fund at 877-ALPHA40 (877-257-4240).

                        ALPHA ANALYTICS INVESTMENT TRUST


PART C.    OTHER INFORMATION
           -----------------


ITEM 23.   Exhibits
--------   --------

            (a) Articles of Incorporation. Copy of Registrant's Agreement and
                Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

            (b) By-laws. Copy of Registrant's By-laws, which was filed as an
                Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

            (c) Instruments Defining Rights of Society Holders - None.

            (d) Investment Advisory Contracts.

                  (i) Copy of Registrant's Management Agreement with its Adviser, Alpha Analytics Investment Group LLC, for the Small Cap Quant Fund which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                  (ii) Copy of Registrant's Management Agreement with its Adviser, Alpha Analytics Investment Group LLC, for the Value Fund which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                  (iii) Copy of Sub-Advisory Agreement between Alpha Analytics Investment Group LLC and Cambiar Investors, Inc. which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                  (iv) Copy of Registrant's proposed Management Agreement with its Adviser, Alpha Analytics Investment Group, LLC, for the Alpha Analytics Digital Future Fund is filed herewith.

            (e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with ADS Distributors, Inc. which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

            (f)  Bonus or Profit Sharing - None.

            (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

            (h) Other Material Contracts. Copy of Administrative Services Agreement with American Data Services, Inc. which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

            (i) Legal Opinion - Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

            (j) Other Opinions - Consent of Independent Public Accountants is filed herewith.

            (k)  Omitted Financial Statements - None.

            (l) Initial Capital Agreements. Copy of Letters of Initial Stockholders are filed herewith.

            (m)  Rule 12b-1 Plan - None.

            (n) Financial Data Schedule. A copy of which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

            (o)  Rule 18f-3 Plan - None.

            (p) Power of Attorney for the Trust (and a Certificate with respect thereto) and Powers of Attorney for the Trustees and Officers which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

ITEM 24.   Persons Controlled by or Under Common Control with the Registrant

         As of September 30, 1999, Robert E. Gipson owned 34.93% of the outstanding shares of the Alpha Analytics Value Fund and 41.80% of the Alpha Analytics Small Cap Quant Fund, may be deemed to control the Registrant. Mr. Gipson is also the managing and controlling member of the Alpha Analytics Investment Group LLC (the Registrant's Adviser), a California limited liability company, and the sole shareholder of Corporate Management Group, Inc., a California corporation.

ITEM 25.   Indemnification
--------   ---------------


            (a)  Article VI of the Registrant's Declaration of
                 Trust provides for indemnification of officers and Trustees as follows:

                       SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC.
                  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                       SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance
                  attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                       SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right
                  of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                 The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

            (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

            (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   Business and Other Connections of Investment Adviser
-------


            A. Alpha Analytics Investment Group LLC ("AAIG"), 1901 Avenue of the Stars, Suite 1100, Los Angeles, CA 90067 is a registered investment adviser.

                 (1) AAIG has engaged in no other business during the past two fiscal years.

                 (2) Information with respect to the substantial business activities of Robert E. Gipson, the managing member AAIG, is described in Part B and is hereby incorporated by reference.


ITEM 27.   Principal Underwriters
-------


            (a) ADS Distributors, Inc., the Registrant's distributor, acts as distributor for Amerindo Technology Fund, The Canandagua Funds, and America Asia Allocation Growth Fund.

            (b) Information with respect to each director and officer of ADS Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-49995).

            (d)  Not  applicable.


ITEM 28.   Location of Accounts and Records
-------


            Accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1901 Avenue of the Stars, Suite 1100, Los Angeles, CA 90067 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.


ITEM 29.   Management Services - None.
-------

ITEM 30.   Undertakings
-------

            (a)  Not Applicable.

            (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 8th day of October, 1999.


                                        Alpha Analytics Investment Trust



                                        By:/s/ Donald S. Mendelsohn
                                           ----------------------------
                                           Donald S. Mendelsohn
                                           Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                                         *By:/s/ Donald S. Mendelsohn
                                           ----------------------------
Robert E. Gipson*                          Donald S. Mendelsohn
President and Trustee                      Attorney-in-Fact
                                           October 8, 1999



Jack P. McNally*
Treasurer and Trustee


Michelle M. Schoeffel*
Trustee


------------------------
Felice R. Cutler
Trustee


---------------------------
Donald J. Alschuler
Trustee

                                  EXHIBIT INDEX
                                  -------------

                                                                          PAGE
                                                                          ----

1. Management Agreement for the Alpha Analytics Digital Future Fund...EX-99.23.d

2. Consent of Counsel.................................................EX-99.23.i

3. Consent of Independent Public Accountants..........................EX-99.23.j